Significant Accounting Policies: Schedule of Inventory, Current (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Tables/Schedules
Schedule of Inventory, Current
	December 31,	March 31,
	2013	2013
Raw materials	$-	$-
Finished goods	7,051,138	3,553,140
Work in process	-	-
Subtotal	7,051,138	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,963,230	$3,463,614

	March 31, 2013	March 31, 2012
Raw materials	$-	$-
Finished goods	3,553,140	2,026,108
Work in process	-	-
Subtotal	3,553,140	2,026,108
Reserve for obselesence	(89,526)	(57,368)
Total	$3,463,614	1,968,740